Subsidiaries (Schedule of identifiable assets and liabilities acquired - Harrison Street transaction) (Details) - Harrison Street transaction [Member] $ in Millions	Aug. 16, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 65
Trade and other receivables	19
Restricted deposits and cash	2
Property, plant and equipment	752
Right of use assets and deferred expenses	55
Intangible assets - PPAs and other agreements	110
Intangible assets - goodwill	126
Derivative financial instruments, net	(1)
Trade and other payables	(45)
Long-term loans from banking corporations and financial institutions	(308)
Long-term lease liabilities	(48)
Loan to ICG Energy	(85)
Other long-term liabilities	(123)
Total consideration	$ 519